Foreign Currency Amounts - Schedule of Foreign Currency Amount (Parenthetical) (Detail)	Dec. 31, 2023 ARS ($)
Argentine Government Discount Bonds [member]
Foreign Currency Transactions [line items]
Government debt instruments held	$ 1,488,174,537
Argentine Treasury Discount Bonds [Member]
Foreign Currency Transactions [line items]
Government debt instruments held	$ 190,164,590